ADS Waste Holdings, Inc.

90 Fort Wade Road

Ponte Vedra, Florida 32801

October 16, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

ADS Waste Holdings, Inc.

Registration Statement on Form S-4

Ladies and Gentlemen:

ADS Waste Holdings, Inc. (the “Company”), a Delaware corporation, and the undersigned subsidiaries of the Company (the “Guarantors”) filed a registration statement on Form S-4 on September 12, 2013, file number 333-191109 (the “Registration Statement”), with respect to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of $550,000,000 aggregate principal amount of 8 1/4% Senior Notes due 2020 (the “Exchange Notes”), in connection with the offer by the Company to exchange its Exchange Notes for all outstanding unregistered 8 1/4% Senior Notes due 2020, issued on October 9, 2012 (the “Unregistered Notes,” and such exchange offer being the “Exchange Offer”). The Unregistered Notes are, and the Exchange Notes will be, fully and unconditionally guaranteed as to payment of principal and interest by the Guarantors. The associated filing fee for the Registration Statement in the amount of $75,020 has been paid. Amendment No. 1 to the Registration Statement has been filed on the date hereof.

The Company and the Guarantors make the following representations in connection with the Registration Statement:

1. The Company and the Guarantors are registering the Exchange Offer in accordance with interpretations by the staff of the Securities and Exchange Commission enunciated in interpretive letters such as those addressed to Exxon Capital Holdings Corporation (available May 13, 1988) (the “Exxon Capital Letter”), Morgan Stanley & Co. Incorporated (available June 5, 1991), Shearman & Sterling (July 2, 1993) and Brown & Wood LLP (February 7, 1997).

2. The Company and its affiliates have not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the Exchange Offer and to the best of the Company’s and the Guarantors’ information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in its ordinary course of business, and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in, the distribution of the Exchange Notes to be received in the Exchange Offer. Each tendering holder will be required to represent the foregoing in the letter of transmittal constituting part of the Exchange Offer (the “Letter of Transmittal”) (see paragraph 5 below).

3. The Company and the Guarantors will make each person participating in the Exchange Offer aware, through the prospectus included in the Registration Statement (the “Prospectus”), that any person who uses the Exchange Offer to participate in a distribution of the Exchange Notes (1) cannot rely on the position of the Commission Staff enunciated in the Exxon Capital Letter or similar letters and (2) must comply with the registration and prospectus delivery requirements of the Securities Act in connection with any resale of the Exchange Notes. See “The Exchange Offer - Resale of Exchange Notes” in the Prospectus. The Company and the Guarantors acknowledge that such a secondary resale transaction should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K under the Securities Act.

4. The Company and the Guarantors will make each person participating in the Exchange Offer aware, through the Prospectus, that any broker-dealer who acquired Unregistered Notes for its own account and as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for the Unregistered Notes pursuant to the Exchange Offer, may be an “underwriter” within the meaning of the Securities Act and must deliver a prospectus meeting the requirements of the Securities Act, which may be the Prospectus, as supplemented and amended from time to time, in connection with any resale of the Exchange Notes. See “Plan of Distribution” in the Prospectus.

5. The Company and the Guarantors will include in the Letter of Transmittal the following provisions (see pages 4 and 5 of Exhibit 99.1 to the Registration Statement):

“The undersigned Holder represents and warrants that

(a)	the exchange notes acquired pursuant to the exchange offer are being acquired in the ordinary course of business of the person receiving the exchange notes, whether or not the person is the Holder;

(b)	neither the undersigned Holder nor any other recipient of the exchange notes (if different than the Holder) is engaged in, intends to engage in, or has any arrangement or understanding with any person to participate in, the distribution of the unregistered notes or exchange notes;

(c)	neither the undersigned Holder nor any other recipient is an “affiliate” of ADS Waste Holdings, Inc. as defined in Rule 405 promulgated under the Securities Act or, if the Holder or such recipient is an affiliate, that the Holder or such recipient will comply with the registration and prospectus delivery requirements of the Securities Act to the extent applicable;

(d)	if the undersigned is a broker-dealer, it has not entered into any arrangement or understanding with ADS Waste Holdings, Inc. or any “affiliate” of ADS Waste Holdings, Inc. as defined in Rule 405 promulgated under the Securities Act to distribute the exchange notes;

(e)	if the undersigned is a broker-dealer, the undersigned further represents and warrants that, if it will receive exchange notes for its own account in exchange for unregistered notes that were acquired as a result of market-making activities or other trading activities, the undersigned will deliver a prospectus meeting the requirements of the Securities Act (for which purposes, the delivery of the prospectus, as the same may be hereafter supplemented or amended, shall be sufficient) in connection with any resale of exchange notes received in the exchange offer; and

(f)	the undersigned Holder is not acting on behalf of any person or entity that could not truthfully make these representations.

Very truly yours,

ADS WASTE HOLDINGS, INC.

By:	/s/ Scott Friedlander
	Name:	Scott Friedlander
	Title:	Vice President, General Counsel, Secretary and Director

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By:	/s/ Scott Friedlander
	Name:	Scott Friedlander
	Title:	Authorized Signatory